CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
Net revenue	$ 92,373	$ 73,760	$ 218,138	$ 142,472
Cost of goods sold	60,657	$ 30,868	76,561	$ 55,037
Related Party | Supply Commitment
Net revenue	17,219		5,965
Cost of goods sold	$ 1,662		$ 5,128